TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Kibbutz Sdot-Yam) (Details) $ in Thousands				12 Months Ended
	Sep. 05, 2016 shares	Aug. 06, 2013 ILS (₪)	Aug. 06, 2013 USD ($)	Dec. 31, 2022 ILS (₪) m² shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2012 USD ($)	Dec. 31, 2022 USD ($) m²	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2011 m²
Related Party Transaction [Line Items]
Consideration for annual fee payment for the year 2013											$ 12,961
Amount of loan													$ 4,340
Land Use Agreement with Kibbutz [Member]
Related Party Transaction [Line Items]
Agreement amount				₪ 18,600,000	$ 5,980		₪ 950,000	$ 250
Agreement amounts expected in subsequent year												₪ 1,100,000	342
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Percentage of ownership				30.30%	30.30%
Proceeds from sale-leaseback transaction									₪ 43,700,000	$ 10,900
Lease term									10 years	10 years
Annual rent				₪ 8,100,000	$ 2,600				₪ 4,100,000	$ 1,200
Deferred tax asset											0		102
Deferred tax liability											$ 0		$ 680
Kibbutz Sdot-Yam [Member] | Land Purchase Agreement and Leaseback [Member]
Related Party Transaction [Line Items]
Agreement amount					$ 2,479	$ 2,360		1,244
Kibbutz Sdot-Yam [Member] | Manpower Agreement [Member]
Related Party Transaction [Line Items]
Additional contract term				3 years	3 years
Expenses with related party					$ 1,768	1,803		2,106
Kibbutz Sdot-Yam [Member] | Kibbutz Services [Member]
Related Party Transaction [Line Items]
Expenses with related party					$ 1,334	1,468		1,315
Notice period to cancel agreement upon a material breach				30 days	30 days
Notice period to cancel agreement upon liquidation of the other party				45 days	45 days
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member]
Related Party Transaction [Line Items]
Contract term				20 years	20 years
Area of property | m²				100,000							100,000			30,744
Unbuilt area of property | m²														60,870
Fee for land use agreement		₪ 70,000	$ 22
Payments for land use right					$ 5,684	$ 5,305		$ 4,690
Consideration for annual fee payment for the year 2013				₪ 12,900							$ 4,000
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Additional Leased Area [Member]
Related Party Transaction [Line Items]
Agreement amount				₪ 62,000	$ 19
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Warehouse Site [Member]
Related Party Transaction [Line Items]
Interest rate				1.40%	1.40%
Kibbutz Sdot-Yam [Member] | Construction of Access Road [Member]
Related Party Transaction [Line Items]
Agreement amount				₪ 3,300,000	$ 1,100
Kibbutz Sdot-Yam [Member] | Paving Commitment [Member]
Related Party Transaction [Line Items]
Agreement amount				₪ 200,000	$ 64
Tene [Member]
Related Party Transaction [Line Items]
Number of ordinary shares held for sale under term sheet agreement with related party | shares	1,000,000
Number of shares which entity has shared voting power | shares				14,029,494	14,029,494
Mifalei Sdot-Yam [Member]
Related Party Transaction [Line Items]
Purchase period for ordinary shares held for sale under term sheet agreement	5 years
Maximum number of ordinary shares allowed for purchase | shares	2,000,000
Shareholders loan [Member]
Related Party Transaction [Line Items]
Percentage of assumption of shareholders loan				55.00%							55.00%